Financial instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments
Financial instruments

Note	17 | Financial instruments

Note 17.1 | Financial instruments by category

Schedule of financial instruments by category
	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Non-financial assets	Total
As of December 31, 2022
Assets
Trade receivables	27,991	—	—	27,991
Other receivables	4,718	4,155	9,830	18,703
Cash and cash equivalents
Cash and Banks	867	—	—	867
Mutual funds	—	763	—	763
Financial assets at fair value through profit or loss:
Negotiable instruments	—	13,716	—	13,716
Mutual funds	—	14,985	—	14,985
Total	33,576	33,619	9,830	77,025

As of December 31, 2021
Assets
Trade receivables	34,212	—	—	34,212
Other receivables	1,509	—	2,659	4,168
Cash and cash equivalents
Cash and Banks	2,957	—	—	2,957
Time deposits	595	—	—	595
Mutual funds	—	2,627	—	2,627
Financial assets at fair value through profit or loss:
Negotiable instruments	—	17,281	—	17,281
Mutual funds	—	12,816	—	12,816
Financial assets at fair value
Negotiable instruments	474	—	—	474
Total	39,747	32,724	2,659	75,130

	Financial liabilities at amortized cost	Total
As of December 31, 2022
Liabilities
Trade payables	180,729	180,729
Other payables	23,810	23,810
Borrowings	14,721	14,721
Total	219,260	219,260

As of December 31, 2021
Liabilities
Trade payables	149,678	149,678
Other payables	26,160	26,160
Borrowings	19,989	19,989
Total	195,827	195,827

Financial instruments categories have been determined based on IFRS 9.

The income, expenses, gains and losses resulting from each category of financial instruments are as follow:

Schedule of income, expenses, gains and losses of financial instruments
	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Total
As of December 31, 2022
Interest income	65	—	65
Exchange differences	3,915	7,971	11,886
Changes in fair value of financial assets	—	2,825	2,825
Total	3,980	10,796	14,776

As of December 31, 2021
Interest income	127	—	127
Exchange differences	889	958	1,847
Changes in fair value of financial assets	—	7,728	7,728
Net gain from the cancelattion of Corporate Notes	6	—	6
Other	1,130	—	1,130
Total	2,152	8,686	10,838

	Financial liabilities at amortized cost	Total
As of December 31, 2022
Interest expense	(87,620)	(87,620)
Exchange differences	(10,408)	(10,408)
Loss on debt restructuring	(449)	(449)
Net loss from the cancelattion of Corporate Notes	(363)	(363)
Other financial results	(4,583)	(4,583)
Total	(103,423)	(103,423)

As of December 31, 2021
Interest expense	(52,437)	(52,437)
Exchange differences	(4,967)	(4,967)
Other financial results	(2,061)	(2,061)
Total	(59,465)	(59,465)

Note 17.2 | Credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired may be assessed based on external credit ratings or historical information:

Schedule of credit quality of financial assets
	12.31.22	12.31.21
Customers with no external credit rating:
Group 1 (i)	19,398	24,988
Group 2 (ii)	2,230	3,234
Group 3 (iii)	6,363	5,990
Total trade receivables	27,991	34,212

(i)	Relates to customers with debt to become due.
(ii)	Relates to customers with past due debt from 0 to 3 months.
(iii)	Relates to customers with past due debt from 3 to 12 months.